PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule Of Property and Equipment, Net
	December 31,
	2020	2019
Cost:
Machinery and equipment	40,268	35,999
Leasehold improvements	9,656	8,917
Motor vehicles	81	77
Office furniture and equipment	869	799

	50,874	45,792
Accumulated depreciation:
Machinery and equipment	(33,892)	(30,349)
Leasehold improvements	(8,991)	(8,019)
Motor vehicles	(56)	(59)
Office furniture and equipment	(672)	(604)

	(43,611)	(39,031)

Depreciated cost	7,263	6,761